Derivative Instruments	12 Months Ended
Dec. 31, 2020
Derivative Instrument Detail [Abstract]
Derivative Instruments

(9) Derivative Instruments

The Company has entered into several derivative agreements with several banks to reduce the impact of changes in interest rates associated with its debt obligations. The counterparties to the Company’s interest rate swap agreements are highly rated financial institutions. In the unlikely event that the counterparties fail to meet the terms of the interest rate swap agreements, the Company’s exposure is limited to the interest rate differential on the notional amount at each monthly settlement period over the life of the agreements. The Company monitors its counterparties’ credit ratings on an on-going basis and does not anticipate any non-performance by the counterparties. The Company does not have any master netting arrangements with its counterparties.

The following is a summary of the Company’s derivative instruments as of December 31, 2020:

Notional
Derivative instruments	amount
Interest rate swap contracts with several banks, with fixed rates between 1.73% and 2.94% per annum, amortizing notional amounts, with termination dates through January 15, 2023, non-designated	$536,000
Interest rate swap contracts with several banks, with fixed rates between 0.17% and 1.58% per annum, amortizing notional amounts, with termination dates through April 30, 2027, designated	768,250
Interest rate cap contract at 3.00% fixed rate with a termination date of December 31, 2021	30,000
Total notional amount as of December 31, 2020	$1,334,250

The Company has utilized the income approach to measure at each balance sheet date the fair value of its derivative instruments on a recurring basis using observable (Level 2) market inputs. This approach represents the present value of future cash flows based upon current market expectations. The valuation also reflects the credit standing of the Company and the counterparties to the derivative agreements. The credit valuation adjustment was determined to be $247 and $167 (both of which were additions to the net fair value) as of December 31, 2020 and 2019, respectively.

Derivative instruments are designated or non-designated for hedge accounting purposes. The following table summarizes the notional amount and fair value of derivative instruments, which are inclusive of counterparty risk, on the consolidated balance sheets as of December 31, 2020 and 2019:

	2020		2019
	Notional	Derivative Amount	Notional	Derivative Amount
Assets
Interest rate swaps - designated as hedges	$75,000	$47	$—	$—
Interest rate swaps - not designated as hedges	—	—	168,000	135
Total	$75,000	$47	$168,000	$135
Liabilities
Interest rate swaps - designated as hedges	$693,250	$9,665	$110,000	$117
Interest rate swaps - not designated as hedges	536,000	19,570	628,500	13,661
Total	$1,229,250	$29,235	$738,500	$13,778

Designated Derivative Instruments

Derivative instruments that are designated as cash flow hedge for accounting purposes are considered effective hedges and are recorded using hedge accounting. Under cash flow hedging, the entire gain or loss on the derivative is initially reported as a component of accumulated other comprehensive income. Amounts are deferred in accumulated other comprehensive income and reclassified into earnings in interest expense when the hedged item affects earnings. The Company performs quarterly assessments of hedge effectiveness by verifying and documenting the critical terms of the hedge instrument and determining that forecasted transactions have not changed significantly.

The change in fair value of cash flow hedging instruments during the years ended December 31, 2020 and 2019 of pre-tax losses of $12,307 and $110, respectively, were recorded on the consolidated balance sheets in “accumulated other comprehensive income” and pre-tax loss of $2,806 and pre-tax gain of $7 were reclassified to “interest expense, net” when realized. As of December 31, 2018, none of the derivative instruments are designated by the Company for hedge accounting.

Non-Designated Derivative Instruments

Derivative instruments that are not designated as cash flow hedges for accounting purposes are economic hedges. The fair value of the non-designated derivative instruments is measured at each balance sheet date and the change in fair value during 2020, 2019 and 2018 of $6,044, $15,442 and $5,790, respectively, was recorded in the consolidated statements of operations as “unrealized loss on derivative instruments, net.” The differentials between the fixed and variable rate payments under these agreements are recognized in “realized gain (loss) on derivative instruments, net” in the consolidated statements of operations when realized.

The Company expects to reclassify an estimated net loss amount of $4,399 related to the designated interest rate swap agreements from accumulated other comprehensive income to interest expense in the consolidated statements of operations over the next twelve months. The following table summarizes the pre-tax impact of derivative instruments on the consolidated statements of operations and comprehensive income during the years ended December 31, 2020, 2019 and 2018:

		2020	2019	2018
Derivative instruments	Financial Statement Caption
Non-designated derivative instruments	Realized (loss) gain on derivative instruments, net	$(12,295)	$1,939	$5,238
Non-designated derivative instruments	Unrealized loss on derivative instruments, net	$(6,044)	$(15,442)	$(5,790)
Designated derivative instruments	Other comprehensive loss	$(12,307)	$(110)	$—
Designated derivative instruments	Interest expense, net	$(2,806)	$7	$—